LVIP American International Fund
LVIP American International Fund (Service Class II)
Investment Objective
The investment objective of the LVIP American International Fund (the “Fund”) is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Service Class II shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LVIP American International Fund Service Class II
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LVIP American International Fund Service Class II
Management Fee	[1]	0.49%
Distribution and/or Service (12b-1) fees		0.55%
Other Expenses	[1]	0.17%
Total Annual Fund Operating Expenses	[2]	1.21%
Less	[3][4]	(0.02%)
Total Annual Fund Operating Expenses	[5]	1.19%
[1]	The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Fund and the Master Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.
[3]	Expense Reimbursement
[4]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to reimburse the Fund to the extent that the Other Expenses of the Fund exceed 0.10% of the average daily net assets of the Service Class II of the Fund. The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[5]	(After Expense Reimbursement)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example (USD $)	1 year	3 years	5 years	10 years
LVIP American International Fund Service Class II	121	382	663	1,464

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
LVIP American International Fund Service Class II	121	382	663	1,464

Portfolio Turnover
The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “feeder fund” which means that the Fund does not buy investment securities directly. Instead, it invests all of its assets in a separate underlying mutual fund (“Master Fund” or “ underlying fund”), which in turn purchases investment securities. The Fund has essentially the same investment objective and strategies as its corresponding Master Fund.

The Fund invests all of its assets in Class 1 shares of the Master Fund, the International Fund, a series of American Funds Insurance Series®. The investment objective of the Master Fund is to seek long-term growth of capital. The Master Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the Master Fund's investment adviser believes have the potential for growth. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund's investments are not limited to a particular capitalization size.

The Master Fund’s investment adviser uses a system of multiple portfolio counselors in managing assets. Under this approach, the portfolio is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the Master Fund's portfolio investments. The basic investment philosophy of the Master Fund's investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Fund's investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Fund's investment adviser believes that they no longer represent relatively attractive investment opportunities.

For additional information regarding the Master Fund's principal investment strategies, please refer to its prospectus, which is delivered together with this prospectus.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the underlying fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying fund. The Fund's investment performance is affected by the underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying fund's principal risks.
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard Class II for various periods compare with those of a broad measure of market performance. The Fund began operations on July 1, 2010. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Master Fund, adjusted to reflect the fees and expenses of the Fund. The bar chart shows performance of the Fund's Standard Class II shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2012 at: 12.12%.

The Fund’s lowest return for a quarter occurred in the third quarter of 2011 at: (21.93%).
Average Annual Total Return For periods ended 12/31/12
Average Annual Total Returns LVIP American International Fund		1 year	5 years	10 years
Service Class II	[1]	17.45%	(2.44%)	9.23%
MSCI All Country World (ex US) Index (net dividends) (reflects no deductions for fees, expenses or taxes)		16.83%	(2.89%)	9.73%
[1]	The Fund began operations on July 1, 2010. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Master Fund, adjusted to reflect the fees and expenses of the Fund.